Investments in associates and joint ventures (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current assets	$ 18,700	$ 15,526
Non-current assets.	75,486	71,368
Total assets	94,186	86,894
Current liabilities	14,655	13,891
Non-current liabilities	38,550	35,645
Total liabilities	53,205	49,536
Equity	40,981	37,358	$ 35,306	$ 34,821
Net revenue	41,784	43,839	54,502
Net income (loss)	8,105	16,810	$ 24,844
Aliana Gerao De Energia S.a. [Member]
IfrsStatementLineItems [Line Items]
Current assets	120	140
Non-current assets.	1,064	921
Total assets	1,184	1,061
Current liabilities	171	161
Non-current liabilities	365	282
Total liabilities	536	443
Equity	648	618
Net revenue	230	215
Net income (loss)	88	57
Pelletizing Plants [Member]
IfrsStatementLineItems [Line Items]
Current assets	374	497
Non-current assets.	420	328
Total assets	794	825
Current liabilities	133	164
Non-current liabilities	1	1
Total liabilities	134	165
Equity	660	660
Net revenue	194	420
Net income (loss)	172	272
Mrs Logistica SA [member]
IfrsStatementLineItems [Line Items]
Current assets	954	387
Non-current assets.	2,779	2,398
Total assets	3,733	2,785
Current liabilities	704	509
Non-current liabilities	1,709	1,219
Total liabilities	2,413	1,728
Equity	1,320	1,057
Net revenue	1,291	1,083
Net income (loss)	243	169
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Current assets	935	760
Non-current assets.	3,309	3,649
Total assets	4,244	4,409
Current liabilities	933	810
Non-current liabilities	2,143	2,153
Total liabilities	3,076	2,963
Equity	1,168	1,446
Net revenue	1,682	1,376
Net income (loss)	(366)	(29)
Alianca Norte Energia Participacoes SA [member]
IfrsStatementLineItems [Line Items]
Non-current assets.	210	209
Total assets	210	209
Non-current liabilities	2	1
Total liabilities	2	1
Equity	208	208
Net income (loss)	$ (15)	(13)
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Current assets		827
Non-current assets.		2,709
Total assets		3,536
Current liabilities		491
Non-current liabilities		2,450
Total liabilities		2,941
Equity		595
Net revenue		2,399
Net income (loss)		$ 387